Share-Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended		6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Employee Stock Option	Jun. 30, 2014 Non-Performance Stock Options	Jun. 30, 2014 Non-Performance Stock Options	Dec. 31, 2013 Non-Performance Stock Options	Jun. 30, 2014 Performance Stock Options	Jun. 30, 2014 Performance Stock Options	Dec. 31, 2013 Performance Stock Options	Dec. 31, 2012 Performance Stock Options	Jun. 30, 2014 Restricted Stock	Jun. 30, 2014 Restricted Stock	Dec. 31, 2013 Restricted Stock	Dec. 31, 2012 2012 Plan Employee Stock Option	Dec. 31, 2012 2012 Plan Employee Stock Option Maximum	Dec. 31, 2012 2012 Plan Time Based Option Award	Dec. 31, 2012 2012 Plan Performance Based Awards	Jun. 30, 2014 2013 Plan	Dec. 31, 2013 2013 Plan	Dec. 31, 2013 2013 Plan Employee Stock Option	Dec. 31, 2013 2013 Plan Employee Stock Option Maximum	Dec. 31, 2013 2013 Plan Employee Stock Option Minimum	Jun. 30, 2014 2013 Plan Restricted Stock	Dec. 31, 2013 2013 Plan Restricted Stock	May 21, 2013 2013 Plan Restricted Stock
Share Based Compensation Arrangements By Share Based Payment Award Options
Compensation expense expected in 2014					$ 600,000
Share-based compensation expense	161,000	39,000	101,000	78,000	754,000	796,000	500,000	200,000	100,000	600,000	0	0	0		100,000	200,000	200,000
Aggregate number of options that may be granted																			1,354,993					870,000			870,000		870,000
Granted					352,674	233,454			70,000	352,674		0	0	350,181				583,635		233,454	350,181	70,000	352,674
Options vesting period																				5 years				5 years	5 years	2 years
Options exercisable period after grant																		10 years						10 years
Compensation costs not yet recognized								900,000	900,000	2,200,000	100,000	100,000	1,000,000
Aggregate intrinsic value										476,000
Number of shares issued to members of board of directors																											45,739	28,911
Fair value of number of shares issued to members of board of directors																											$ 400,000	$ 200,000
Number of shares available for grant																											520,992	478,359